Cover	Dec. 20, 2019	Dec. 11, 2019
Cover [Abstract]
Document Type		8-K
Amendment Flag	false
Document Period End Date		Dec. 20, 2019
Entity File Number		001-31822
Entity Registrant Name		Accelerate Diagnostics, Inc.
Entity Central Index Key	0000727207
Entity Tax Identification Number		84-1072256
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		3950 South Country Club Road
Entity Address, Address Line Two		Suite 470
Entity Address, City or Town		Tucson
Entity Address, State or Province		AZ
Entity Address, Postal Zip Code		85714
City Area Code		520
Local Phone Number		365-3100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		AXDX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false